American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2021

NT Global Real Estate - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Australia — 5.8%
Charter Hall Group	798,006	9,536,044
Goodman Group	1,281,802	21,319,138
Ingenia Communities Group	1,283,080	5,476,651
		36,331,833
Belgium — 0.5%
VGP NV	15,646	3,221,095
Canada — 2.1%
Chartwell Retirement Residences	557,699	5,860,399
Tricon Residential, Inc.	621,310	7,445,162
		13,305,561
France — 1.1%
Klepierre SA(1)	288,079	6,974,949
Hong Kong — 2.2%
ESR Cayman Ltd.(1)	1,147,200	4,032,198
Link REIT	1,048,700	10,021,742
		14,053,940
Japan — 8.3%
Comforia Residential REIT, Inc.	1,616	5,163,950
Invincible Investment Corp.	12,195	4,791,026
LaSalle Logiport REIT	3,759	6,884,985
Mitsubishi Estate Logistics REIT Investment Corp.	1,069	4,928,413
Open House Co. Ltd.	197,800	10,000,716
Orix JREIT, Inc.	2,771	5,287,298
SOSiLA Logistics REIT, Inc.	4,953	7,772,909
Tokyu Fudosan Holdings Corp.	1,220,800	6,891,840
		51,721,137
Netherlands — 0.9%
CTP NV(1)	276,561	5,574,736
Singapore — 2.5%
CapitaLand Ltd.	1,568,800	4,660,851
Mapletree Commercial Trust	3,712,200	5,910,068
Mapletree Logistics Trust	3,119,700	4,857,276
		15,428,195
Spain — 1.1%
Cellnex Telecom SA	101,122	6,594,833
Sweden — 0.5%
Samhallsbyggnadsbolaget i Norden AB	643,868	3,225,722
United Kingdom — 5.5%
Capital & Counties Properties plc(1)	2,451,115	5,813,109
Segro plc	710,177	12,005,002
Shaftesbury plc(2)	711,276	5,830,408
Taylor Wimpey plc	1,574,348	3,599,379
Workspace Group plc	603,375	7,227,162
		34,475,060
United States — 69.4%
American Campus Communities, Inc.	140,456	7,066,341
Brixmor Property Group, Inc.	383,645	8,831,508
Community Healthcare Trust, Inc.	64,919	3,234,914

CoreSite Realty Corp.	46,830	6,472,374
Crown Castle International Corp.	25,753	4,972,647
Empire State Realty Trust, Inc., Class A	320,580	3,664,229
Equinix, Inc.	40,533	33,253,679
Equity Residential	221,620	18,644,891
Essential Properties Realty Trust, Inc.	151,227	4,506,565
Essex Property Trust, Inc.	35,983	11,806,022
Extra Space Storage, Inc.	105,629	18,394,234
Innovative Industrial Properties, Inc.	62,958	13,535,340
Invitation Homes, Inc.	710,961	28,921,893
Iron Mountain, Inc.	196,415	8,595,120
Kilroy Realty Corp.	113,668	7,873,782
Kimco Realty Corp.	572,299	12,207,138
Life Storage, Inc.	133,316	15,645,966
MGM Growth Properties LLC, Class A	85,821	3,244,034
NETSTREIT Corp.	179,833	4,666,666
Prologis, Inc.	419,013	53,650,425
Realty Income Corp.	212,749	14,954,127
Rexford Industrial Realty, Inc.	195,051	11,999,538
SBA Communications Corp.	23,628	8,056,912
Simon Property Group, Inc.	147,377	18,646,138
SL Green Realty Corp.	76,827	5,720,538
Sun Communities, Inc.	106,245	20,835,707
Travel + Leisure Co.	16,949	877,958
UDR, Inc.	487,115	26,786,454
Urban Edge Properties	384,151	7,298,869
Ventas, Inc.	164,152	9,813,007
VICI Properties, Inc.	306,634	9,563,914
Welltower, Inc.	260,566	22,632,763
Xenia Hotels & Resorts, Inc.(1)	427,953	7,566,209
		433,939,902
TOTAL COMMON STOCKS (Cost $475,206,825)		624,846,963
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $809,235), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $793,247)		793,246
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $2,022,758), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $1,983,003)		1,983,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	254,610	254,610
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,030,856)		3,030,856
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,656,192)	5,656,192	5,656,192
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $483,893,873)		633,534,011
OTHER ASSETS AND LIABILITIES — (1.3)%		(8,190,925)
TOTAL NET ASSETS — 100.0%		$625,343,086

SECTOR ALLOCATION
(as a % of net assets)
Industrial	23.9%
Residential	23.3%
Retail	15.1%
Health Care	6.6%
Diversified	6.6%
Data Centers	6.3%
Self Storage	5.4%
Office	4.0%
Infrastructure REITs	3.2%
Specialty	2.9%
Lodging/Resorts	2.6%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,361,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,657,225, which includes securities collateral of $1,033.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	36,331,833	—
Belgium	—	3,221,095	—
Canada	—	13,305,561	—
France	—	6,974,949	—
Hong Kong	—	14,053,940	—
Japan	—	51,721,137	—
Netherlands	—	5,574,736	—
Singapore	—	15,428,195	—
Spain	—	6,594,833	—
Sweden	—	3,225,722	—
United Kingdom	—	34,475,060	—
Other Countries	433,939,902	—	—
Temporary Cash Investments	254,610	2,776,246	—
Temporary Cash Investments - Securities Lending Collateral	5,656,192	—	—
	439,850,704	193,683,307	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.